DISPOSAL OF SUBSIDIARIES - Summary of analysis of assets and liabilities (Details)	Jun. 30, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 7,581
Others	136,483
Current liabilities
Account payable	(34,501,797)
Advances from customers	(22,201,833)
Accrued expense	(3,206,952)
Others	(465,115)
Net liabilities deconsolidated	¥ (60,231,633)